UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Matthews International Capital Management, LLC
Address:  Four Embarcadero Center, Suite 550
          San Francisco, CA  94111

Form 13F File Number: 28-10629

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Manoj K. Pombra
Title: Chief Compliance Officer
Phone: 415/955-8122

Signature, Place, and Date of Signing:

/s/ Manoj K. Pombra            San Francisco, CA                    5/13/10
-------------------     ---------------------------------      -----------------
   [Signature]                   [City, State]                       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
                                  ----------------------------------------------

Form 13F Information Table Entry Total:  26
                                       -----------------------------------------

Form 13F Information Table Value Total:  $1,118,210
                                       -----------------------------------------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                           FORM 13F INFORMATION TABLE

Column 1               Column 2          Column 3   Column 4        Column 5        Column 6   Column 7          Column 8
--------------         --------------    --------  ---------  -------------------  ----------  --------  ---------------------------
                                                     VALUE    SHRS OR  SH/   PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS      CUSIP   (X$1,000)  PRN AMT  PRN   CALL  DISCRETION  MANAGERS     SOLE       SHARED   NONE
--------------         --------------      -----   ---------  -------  ---   ----  ----------  --------  ----------    ------   ----
AIRMEDIA GROUP INC     SPONSORED ADR     009411109    6,385  1,021,550  SH          Sole                 1,021,550
BAIDU INC              SPON ADR REP A    056752108   93,132    156,000  SH          Sole                   156,000
CHINA LIFE INS CO
  LTD                  SPON ADR REP H    16939P106    9,819    136,300  SH          Sole                   136,300
CHINA MOBILE LIMITED   SPONSORED ADR     16941M109  179,439  3,728,980  SH          Sole                 3,728,980
CHINA PETE & CHEM
  CORP                 SPON ADR H SHS    16941R108      266      3,240  SH          Sole                     3,240
CHUNGHWA TELECOM CO
  LTD                  SPONS ADR NEW 10  17133Q106   51,594  2,655,385  SH          Sole                 2,655,385
CNOOC LTD              SPONSORED ADR     126132109      272      1,650  SH          Sole                     1,650
COGNIZANT TECHNOLOGY
  SOLUTIO              CL A              192446102    2,926     57,400  SH          Sole                    57,400
CTRIP COM INTL LTD     AMERICAN DEP SHS  22943F100  155,472  3,966,127  SH          Sole                 3,966,127
HDFC BANK LTD          ADR REPS 3 SHS    40415F101   26,683    191,427  SH          Sole                   191,427
HSBC HLDGS PLC         SPON ADR NEW      404280406   79,889  1,576,028  SH          Sole                 1,576,028
ICICI BK LTD           ADR               45104G104    7,613    178,283  SH          Sole                   178,283
INFOSYS TECHNOLOGIES
  LTD                  SPONSORED ADR     456788108   25,452    432,790  SH          Sole                   432,790
KB FINANCIAL GROUP
  INC                  SPONSORED ADR     48241A105    1,556     32,453  SH          Sole                    32,453
LG DISPLAY CO LTD      SPONS ADR REP     50186V102    4,772    269,900  SH          Sole                    88,860
LONGTOP FINL
  TECHNOLOGIES LT      ADR               54318P108    2,862     88,860  SH          Sole                   269,900
MINDRAY MEDICAL INTL
  LTD                  SPON ADR          602675100   97,085  2,665,704  SH          Sole                 2,665,704
MITSUBISHI UFJ FINL
  GROUP IN             SPONSORED ADR     606822104    1,164    222,600  SH          Sole                   222,600
NETEASE COM INC        SPONSORED ADR     64110W102   79,341  2,233,700  SH          Sole                 2,233,700
NEW ORIENTAL ED &
  TECH GRP I           SPON ADR          647581107   96,436  1,127,775  SH          Sole                 1,127,775
POSCO                  SPONSORED ADR     693483109    4,423     37,800  SH          Sole                    37,800
P T TELEKOMUNIKASI
  INDONESIA            SPONSORED ADR     715684106   67,343  1,883,184  SH          Sole                 1,883,184
SHANDA GAMES LTD       SP ADR REPTG A    81941U105    2,835    394,300  SH          Sole                   394,300
SINA CORP              ORD               G81477104   30,983    822,050  SH          Sole                   822,050
SK TELECOM LTD         SPONSORED ADR     78440P108   51,993  3,012,341  SH          Sole                 3,012,341
TAIWAN SEMICONDUCTOR
  MFG LTD              SPONSORED ADR     874039100   38,475  3,667,769  SH          Sole                 3,667,769